Income Taxes	12 Months Ended
Mar. 31, 2018
Major components of tax expense (income) [abstract]
Income Taxes

11.	INCOME TAXES

(a)	Provision for current tax

No provision has been made for current income taxes, as the Company has no taxable income.

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized. As at March 31, 2018, the Company had unused non-capital loss carry forwards of approximately $12.0 million (March 31, 2017 - $15.3 million; March 31, 2016 - $14.4 million).

As at March 31, 2018, the Company had resource tax pools of approximately $26.9 million (March 31, 2017 - $23.8 million; March 31, 2016 - $24.6 million) available in Canada, which may be carried forward and utilized to offset future taxes related to certain resource income.

Reconciliation of effective tax rate	March 31, 2018	March 31, 2017	March 31, 2016
Loss for the year	$(2,072,266)	$(1,042,648)	$(1,118,779)
Total income tax expense	–	–	–
Loss excluding income tax	$(2,072,266)	$(1,042,648)	$(1,118,779)

Income tax recovery using the Company’s tax rate	(544,000)	(271,000)	(291,000)
Non–deductible expenses and other	561,000	341,000	3,000
Change in deferred tax rates	(394,000)	–	–
Temporary difference booked to reserve	4,000	1,000	(4,000)
Deferred income tax assets not recognized	373,000	(71,000)	292,000
	$–	$–	$–

The Company’s statutory tax rate was 26.25% (2017 – 26%; 2016 – 26%) and its effective tax rate is nil (2017 – nil; 2016 – nil).

As at March 31, 2018, the Company had the following deductible temporary differences for which no deferred tax asset was recognized:

Expiry	Tax losses (capital)	Tax losses (non-capital)	Resource pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	84,000
After five years	–	12,026,000	–	1,011,000
No expiry date	1,357,000	–	26,921,000	77,000
Total	$1,357,000	$12,026,000	$26,921,000	$1,172,000